MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
522 Fifth Avenue
New York, New York 10036
September 30, 2008
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Morgan Stanley Limited Duration U.S. Government Trust
	File Number –	33-41187
811-6330
Rule 497 (j) filing
Dear Sir or Madam:
On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 26, 2008.
If you have any questions, please feel free to contact me at (212) 296-6993 (tel) or (212) 762-9403 (fax).
Very truly yours,

/s/ Debra Rubano

Debra Rubano
Assistant Secretary

cc:	Amy R. Doberman, Esq. Larry Greene